COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of contractual commitments

Contractual
Commitments
2022	$73,151
2023	7,221
2024	4,283
2025	4,067
2026	2,340
Thereafter	13,777
Total	$104,839